Segment Reporting - Schedule of Revenue by Sector (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue
Revenue	$ 46,009,519	$ 48,821,619	$ 44,555,081
Public [Member]
Revenue
Revenue	46,009,519	48,298,181	43,341,572
Private [Member]
Revenue
Revenue		$ 523,438	$ 1,213,509